BUSINESS COMBINATIONS - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Aug. 31, 2024
BUSINESS COMBINATIONS
Property and equipment	$ 51
Lease liabilities	350
Shipsta
BUSINESS COMBINATIONS
Goodwill	$ 2,546
Shipsta | Fair Value at Closing
BUSINESS COMBINATIONS
Cash		$ 131
Current assets		319
Right-of-use assets		350
Property and equipment		51
Customer relations		2,308
Technology		1,230
Goodwill		2,041
Current liabilities		(1,590)
Lease liabilities		(350)
Total purchase price		$ 4,490